Other current assets and other current liabilities - Other current assets (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other current assets and other current liabilities
Reserves at CBR	₽ 611	₽ 684
Prepaid expenses	230	156
Other	76	89
Total other current assets	₽ 917	₽ 929